CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Net revenues	$ 80,029	[1]	$ 77,393	[1]	$ 76,346	[1]
Cost of sales	10,410		10,373		10,678
Excise taxes on products	48,812		46,016		45,249
Gross profit	20,807		21,004		20,419
Marketing, administration and research costs	6,890		6,961		6,870
Asset impairment and exit costs (Note 5)	309		83		109
Amortization of intangibles	93		97		98
Operating income	13,515		13,863		13,342
Interest expense, net (Note 14)	973		859		800
Earnings before income taxes	12,542		13,004		12,542
Provision for income taxes	3,670		3,833		3,653
Equity (income)/loss in unconsolidated subsidiaries, net	22		17		10
Net earnings	8,850		9,154		8,879
Net earnings attributable to noncontrolling interests	274		354		288
Net earnings attributable to PMI	$ 8,576		$ 8,800		$ 8,591
Per share data (Note 10):
Basic earnings per share (in dollars per share)	$ 5.26		$ 5.17		$ 4.85
Diluted earnings per share (in dollars per share)	$ 5.26		$ 5.17		$ 4.85

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.8 billion, $7.7 billion and $8.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively.